PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Electronic equipment	5,484,660	9,173,815	1,256,807
Office equipment and fixtures	11,207	11,746	1,609
Data center machinery and equipment	315,086	214,392	29,372
Buildings	128,793	125,454	17,187
Construction in progress	335,162	133,158	18,242
	6,274,908	9,658,565	1,323,217
Less: accumulated depreciation	(4,088,763)	(5,028,513)	(688,902)
Property and equipment, net	2,186,145	4,630,052	634,315

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 was RMB983,509, RMB760,023 and RMB1,089,594 (US$149,274), respectively.

In consideration of the continuous operating losses of the public cloud asset group, the Group performed recoverability tests and the results indicated that long-lived assets associated with the public cloud asset group were not recoverable during the years ended December 31, 2023 and 2024. As the estimated fair value of these assets was below their carrying value, the Group recognized RMB653,670 and RMB919,724 (US$126,002) impairment losses for the years ended December 31, 2023 and 2024, respectively. The Group determines the fair value of the asset group using the discounted cash flows method with the assistance of an independent third-party valuation firm. The significant assumptions used included revenue growth rates for public cloud services revenue, IDC costs and discount rate, all of which were classified as level 3 inputs under the fair value hierarchy.